CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Sale of products		$ 9,234	$ 8,085	$ 5,718
Services rendered		912	1,043	926
Total revenues		10,146	9,128	6,644
Cost of revenues:
Cost of products sold		3,790	3,072	2,514
Cost of services rendered		740	810	631
Total cost of revenues		4,530	3,882	3,145
Gross profit		5,616	5,246	3,499
Research and development		1,378	765	560
Marketing and selling		1,254	1,411	1,187
General and administrative		826	808	729
Operating Profit		2,158	2,262	1,023
Financial expenses - net		(134)	(144)	(365)
Profit before taxes on income		2,024	2,118	658
Taxes on income
Net Profit for the year		$ 2,024	$ 2,118	$ 658
Profit per share:
Basic earnings per share		$ 0.22	$ 0.25	$ 0.08
Diluted earnings per share		$ 0.21	$ 0.25	$ 0.08
Weighted average number of shares used in Computation of Profit per share
Basic (in thousands)	[1]	9,338,000	8,546,000	8,218,000
Diluted (in thousands)	[1]	9,593,000	8,568,000	8,352,000

[1]	Share data is retroactively adjusted as if the reverse stock split occurred at the beginning of the earliest Presented (refer to Note 15)